COMMITMENT (Details Narrative) - Mega Idea Holdings Limited ANX [Member]		1 Months Ended	12 Months Ended
	Apr. 07, 2017 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Maintenance fees, monthly payment		$ 10,000
Agreement term		3 years
Debt settlement agreement [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Agreement term	2 years
Service fees outstanding	$ 95,050
Amount payable for service fee in full settlement under agreement	$ 40,000
Gain on forgiveness of debt | CAD			CAD 73,916
Description for maintenance fees payble under agreement	The Company entered into a revised agreement with ANX. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$1,500 for the first six months commencing the first month after the effective date, and US$5,000 thereafter
Revised periodic maintenance fees payable, first six months	$ 1,500
Revised periodic maintenance fees payable, thereafter	$ 5,000
Frequency of payments of maintenance fees under agreement	Monthly